Consolidated Statements of Operations (USD $) In Thousands, except Per Share data	12 Months Ended
	Dec. 31, 2010	Dec. 31, 2009	Dec. 31, 2008
REVENUES:
Rental and other property revenues	$ 1,096,925	$ 1,070,965	$ 1,069,423
Asset management and tax credit revenues	35,553	49,853	98,830
Total revenues	1,132,478	1,120,818	1,168,253
OPERATING EXPENSES:
Property operating expenses	502,780	500,559	513,097
Investment management expenses	14,487	15,779	24,784
Depreciation and amortization	421,825	424,913	373,862
Provision for operating real estate impairment losses	352	2,329
Provision for impairment losses on real estate development assets			91,138
General and administrative expenses	53,365	56,640	80,376
Other expenses, net	10,130	14,473	21,259
Restructuring costs		11,241	22,802
Total operating expenses	1,002,939	1,025,934	1,127,318
Operating income	129,539	94,884	40,935
Interest income	11,119	9,079	19,475
Provision for losses on notes receivable, net	(949)	(21,549)	(17,577)
Interest expense	(311,048)	(311,550)	(310,341)
Equity in losses of unconsolidated real estate partnerships	(23,112)	(11,401)	(4,736)
Gain on dispositions of unconsolidated real estate and other, net	10,675	21,570	97,403
Loss before income taxes and discontinued operations	(183,776)	(218,967)	(174,841)
Income tax benefit	18,328	17,487	56,574
Loss from continuing operations	(165,448)	(201,480)	(118,267)
Income from discontinued operations, net	75,824	156,680	745,269
Net (loss) income	(89,624)	(44,800)	627,002
Noncontrolling interests:
Net loss (income) attributable to noncontrolling interests in consolidated real estate partnerships	13,301	(22,541)	(155,727)
Net income attributable to preferred noncontrolling interests in Aimco Operating Partnership	(4,964)	(6,288)	(7,646)
Net loss (income) attributable to common noncontrolling interests in Aimco Operating Partnership	9,559	9,355	(51,622)
Total noncontrolling interests	17,896	(19,474)	(214,995)
Net (loss) income attributable to Aimco	(71,728)	(64,274)	412,007
Net income attributable to Aimco preferred stockholders	(53,590)	(50,566)	(53,708)
Net income attributable to participating securities			(6,985)
Net (loss) income attributable to Aimco common stockholders	$ (125,318)	$ (114,840)	$ 351,314
Earnings (loss) per common share - basic and diluted:
Loss from continuing operations attributable to Aimco common stockholders	$ (1.47)	$ (1.78)	$ (2.10)
Income from discontinued operations attributable to Aimco common stockholders	$ 0.39	$ 0.78	$ 6.06
Net (loss) income attributable to Aimco common stockholders	$ (1.08)	$ (1.00)	$ 3.96
Weighted average common shares outstanding - basic and diluted	116,369	114,301	88,690